Restructuring Activities (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025
Restructuring Cost [Table]
Payments For Post Employment Benefits			$ 5,570
Unallocated corporate costs	$ 23,811	[1]	$ 16,820	[1]	$ 1,146
Digital Wallets [Member]
Restructuring Cost [Table]
Payments For Post Employment Benefits	2,185
Merchant Solutions [Member]
Restructuring Cost [Table]
Payments For Post Employment Benefits	$ 2,239

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, General and Administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.